Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price New Era Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.79%
T. Rowe Price New Era Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.57%